Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2024	$ 2,012	$ 19,014,389	$ (13,737)	$ (9,993,792)	$ 9,008,872
Balance, shares at Jun. 30, 2024	277
Funds raised in Registered Direct Offering	$ 80	869,750			869,830
Funds raised in Registered Direct Offering, shares	11
Shares issued for repurchase of warrants	$ 10	(9,548)			(9,538)
Share issued for repurchase of warrants, shares	2
Foreign currency translation adjustment			3,518		3,518
Net loss				(682,724)	(682,724)
Balance at Jun. 30, 2025	$ 2,102	19,874,591	(10,219)	(10,676,516)	9,189,958
Balance, shares at Jun. 30, 2025	290
Foreign currency translation adjustment			(98,424)		(98,424)
Net loss				(17,275,818)	(17,275,818)
Share issued for conversion of notes payable	$ 625,655	27,289,703	(931,447)		26,983,911
Share issued for conversion of notes payable, shares	86,207
Share issued for cash	$ 318,364	6,099,902			6,418,266
Share issued for cash, shares	43,867
Exercise of warrants	$ 1,676,019	1,392,005			3,068,024
Shares issued for exercise of warrants	230,933
Share issued for services	$ 463	1,344,200			1,344,663
Shares issued for services, shares	64
Dividends declared		(1,038,027)			(1,038,027)
Repurchase of shares		(15,578)			(15,578)
Balance at Jun. 30, 2026	$ 2,622,603	$ 54,946,796	$ (1,040,090)	$ (27,952,334)	$ 28,576,975
Balance, shares at Jun. 30, 2026	361,361